Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth Portfolio
March 31, 2022
VIPGRWT-NPRT1-0522
1.799861.118
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.7%
Entertainment - 3.7%
Take-Two Interactive Software, Inc. (a)	205,265	31,557,441
Universal Music Group NV	5,443,900	145,709,897
Warner Music Group Corp. Class A	3,625,075	137,209,089
		314,476,427
Interactive Media & Services - 12.8%
Alphabet, Inc. Class A (a)	312,189	868,306,875
Match Group, Inc. (a)	16,100	1,750,714
Meta Platforms, Inc. Class A (a)	798,918	177,647,406
ZipRecruiter, Inc. (a)	241,100	5,540,478
Zoominfo Technologies, Inc. (a)	381,235	22,774,979
		1,076,020,452
Media - 1.2%
Charter Communications, Inc. Class A (a)	41,700	22,748,184
Innovid Corp. (b)	432,557	2,612,644
Liberty Media Corp. Liberty Formula One Group Series C (a)	1,024,768	71,569,797
		96,930,625
TOTAL COMMUNICATION SERVICES		1,487,427,504
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.5%
Ferrari NV	201,289	43,899,118
XPeng, Inc. ADR (a)	34,600	954,614
		44,853,732
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	3,578,902	42,409,989
Mister Car Wash, Inc. (c)	951,000	14,065,290
		56,475,279
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	321,300	55,186,488
Flutter Entertainment PLC (a)	152,600	17,801,114
		72,987,602
Household Durables - 0.0%
Blu Investments LLC (a)(b)(d)	14,533,890	4,506
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (a)	142,249	463,724,628
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)(c)	508,300	13,429,286
Multiline Retail - 0.0%
Dollarama, Inc.	29,600	1,678,711
Specialty Retail - 0.7%
Aritzia, Inc. (a)	157,900	6,445,336
Floor & Decor Holdings, Inc. Class A (a)	76,105	6,164,505
TJX Companies, Inc.	66,500	4,028,570
Victoria's Secret & Co. (a)	903,600	46,408,896
		63,047,307
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	52,058	37,158,963
On Holding AG	20,300	512,372
Samsonite International SA (a)(e)	12,677,400	28,364,230
		66,035,565
TOTAL CONSUMER DISCRETIONARY		782,236,616
CONSUMER STAPLES - 2.5%
Beverages - 2.0%
Keurig Dr. Pepper, Inc.	1,082,600	41,030,540
Monster Beverage Corp. (a)	611,647	48,870,595
The Coca-Cola Co.	1,269,424	78,704,288
		168,605,423
Household Products - 0.5%
Reckitt Benckiser Group PLC	500,509	38,181,810
TOTAL CONSUMER STAPLES		206,787,233
ENERGY - 3.7%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	1,203,900	43,833,999
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. (c)	472,500	29,285,550
Cheniere Energy, Inc.	459,600	63,723,540
Denbury, Inc. (a)	106,128	8,338,477
Range Resources Corp. (a)	909,200	27,621,496
Reliance Industries Ltd.	3,936,152	135,868,247
		264,837,310
TOTAL ENERGY		308,671,309
FINANCIALS - 5.2%
Banks - 0.1%
HDFC Bank Ltd.	234,578	4,508,849
Capital Markets - 3.1%
BlackRock, Inc. Class A	46,990	35,908,348
CME Group, Inc.	575,122	136,798,519
MarketAxess Holdings, Inc.	84,800	28,848,960
Moody's Corp.	5,000	1,687,050
Morningstar, Inc.	51,700	14,122,889
MSCI, Inc.	66,900	33,642,672
S&P Global, Inc.	26,000	10,664,680
		261,673,118
Insurance - 2.0%
American Financial Group, Inc.	276,568	40,273,832
Arthur J. Gallagher & Co.	405,830	70,857,918
BRP Group, Inc. (a)	485,700	13,031,331
Marsh & McLennan Companies, Inc.	247,400	42,161,908
		166,324,989
TOTAL FINANCIALS		432,506,956
HEALTH CARE - 15.3%
Biotechnology - 4.9%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,781,700	106,902
rights (a)(d)	1,781,700	106,902
Affimed NV (a)	594,887	2,599,656
Alnylam Pharmaceuticals, Inc. (a)	84,700	13,830,663
Applied Therapeutics, Inc. (a)	92,711	195,620
Atara Biotherapeutics, Inc. (a)	410,500	3,813,545
BioNTech SE ADR (a)	33,846	5,772,774
Cytokinetics, Inc. (a)	198,400	7,303,104
EQRx, Inc. (a)	433,699	1,791,177
Erasca, Inc.	98,800	849,680
Evelo Biosciences, Inc. (a)	60,600	205,434
Galapagos NV sponsored ADR (a)	103,481	6,417,892
Gamida Cell Ltd. (a)(c)	1,674,200	6,947,930
Hookipa Pharma, Inc. (a)	1,185,700	2,703,396
Innovent Biologics, Inc. (a)(e)	1,085,000	3,651,170
Insmed, Inc. (a)(c)	783,184	18,404,824
Prelude Therapeutics, Inc. (a)	30,200	208,380
Regeneron Pharmaceuticals, Inc. (a)	120,131	83,901,893
Rubius Therapeutics, Inc. (a)	134,856	743,057
Seagen, Inc. (a)	229,800	33,102,690
Seres Therapeutics, Inc. (a)	170,000	1,210,400
Synlogic, Inc. (a)	1,193,100	2,863,440
Vertex Pharmaceuticals, Inc. (a)	763,250	199,185,353
Vor Biopharma, Inc. (a)	454,995	2,748,170
XOMA Corp. (a)	309,900	8,671,002
		407,335,054
Health Care Equipment & Supplies - 0.9%
Axonics Modulation Technologies, Inc. (a)	222,500	13,928,500
Edwards Lifesciences Corp. (a)	379,798	44,709,821
Insulet Corp. (a)	8,300	2,211,037
Nevro Corp. (a)	53,500	3,869,655
Penumbra, Inc. (a)	65,000	14,438,450
		79,157,463
Health Care Providers & Services - 5.8%
Guardant Health, Inc. (a)	174,300	11,545,632
HealthEquity, Inc. (a)	1,106,196	74,601,858
Option Care Health, Inc. (a)	60,800	1,736,448
Tenet Healthcare Corp. (a)	89,000	7,650,440
UnitedHealth Group, Inc.	765,962	390,617,641
		486,152,019
Health Care Technology - 0.2%
Certara, Inc. (a)	684,400	14,700,912
Simulations Plus, Inc. (c)	100,700	5,133,686
		19,834,598
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	55,714	4,238,164
Bio-Techne Corp.	56,100	24,293,544
Bruker Corp.	507,020	32,601,386
Codexis, Inc. (a)	505,700	10,427,534
Danaher Corp.	249,435	73,166,769
Nanostring Technologies, Inc. (a)	111,500	3,874,625
Olink Holding AB ADR (a)	29,000	512,140
		149,114,162
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	257,100	4,432,404
AstraZeneca PLC sponsored ADR	472,500	31,345,650
Eli Lilly & Co.	347,446	99,498,111
Nuvation Bio, Inc. (a)	326,843	1,719,194
Revance Therapeutics, Inc. (a)	442,900	8,636,550
		145,631,909
TOTAL HEALTH CARE		1,287,225,205
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	103,400	14,241,282
Northrop Grumman Corp.	103,500	46,287,270
		60,528,552
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (a)(c)	30,600	356,184
Bloom Energy Corp. Class A (a)(c)	153,100	3,697,365
Ceres Power Holdings PLC (a)	1,876,200	18,189,266
Eaton Corp. PLC	57,500	8,726,200
Generac Holdings, Inc. (a)	116,799	34,719,671
Vestas Wind Systems A/S	295,900	8,680,173
		74,368,859
Machinery - 0.6%
Ingersoll Rand, Inc.	1,095,675	55,167,236
Professional Services - 1.8%
ASGN, Inc. (a)	158,445	18,492,116
Clarivate Analytics PLC (a)(c)	1,520,800	25,488,608
CoStar Group, Inc. (a)	45,200	3,010,772
KBR, Inc.	1,435,755	78,578,871
Kforce, Inc.	74,100	5,481,177
Upwork, Inc. (a)	808,431	18,787,936
		149,839,480
Road & Rail - 0.6%
Uber Technologies, Inc. (a)	1,361,605	48,582,066
Trading Companies & Distributors - 0.8%
Azelis Group NV	141,000	3,431,588
Ferguson PLC	441,849	60,249,147
		63,680,735
TOTAL INDUSTRIALS		452,166,928
INFORMATION TECHNOLOGY - 34.9%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,109,000	11,423,494
Teledyne Technologies, Inc. (a)	9,100	4,300,933
		15,724,427
IT Services - 2.3%
Cloudflare, Inc. (a)	131,500	15,740,550
Cognizant Technology Solutions Corp. Class A	946,106	84,837,325
MasterCard, Inc. Class A	71,232	25,456,892
MongoDB, Inc. Class A (a)(c)	150,518	66,768,280
Okta, Inc. (a)	8,900	1,343,544
		194,146,591
Semiconductors & Semiconductor Equipment - 7.2%
Aixtron AG	732,900	16,211,359
Allegro MicroSystems LLC (a)	210,400	5,975,360
ASML Holding NV	58,838	39,299,665
eMemory Technology, Inc.	64,000	4,069,709
Enphase Energy, Inc. (a)	266,641	53,802,821
NVIDIA Corp.	832,686	227,206,702
Qualcomm, Inc.	903,949	138,141,486
Silicon Laboratories, Inc. (a)	14,900	2,237,980
SiTime Corp. (a)	70,100	17,372,182
SolarEdge Technologies, Inc. (a)	173,400	55,898,958
Universal Display Corp.	265,300	44,291,835
		604,508,057
Software - 19.2%
Adobe, Inc. (a)	376,604	171,588,314
Confluent, Inc. (c)	184,100	7,548,100
Coupa Software, Inc. (a)	29,416	2,989,548
Elastic NV (a)	5,300	471,435
Epic Games, Inc. (a)(b)(d)	5,869	4,132,598
GitLab, Inc.	20,100	1,094,445
HashiCorp, Inc.	140,500	7,587,000
HubSpot, Inc. (a)	20,600	9,783,764
Intuit, Inc.	145,720	70,068,005
Mandiant, Inc. (a)	5,378,477	119,993,822
Manhattan Associates, Inc. (a)	271,600	37,673,636
Microsoft Corp.	3,054,391	941,699,288
Oracle Corp.	753,891	62,369,402
Palo Alto Networks, Inc. (a)	267,200	166,334,672
Samsara, Inc. (c)	48,300	773,766
Volue A/S (a)	1,605,300	8,168,862
		1,612,276,657
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	2,889,886	504,602,994
TOTAL INFORMATION TECHNOLOGY		2,931,258,726
MATERIALS - 5.0%
Chemicals - 3.3%
Albemarle Corp. U.S.	344,743	76,239,914
CF Industries Holdings, Inc.	906,214	93,394,415
Sherwin-Williams Co.	320,758	80,067,612
The Chemours Co. LLC	761,500	23,972,020
		273,673,961
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	781,300	27,048,485
Freeport-McMoRan, Inc.	1,563,633	77,775,105
Lynas Rare Earths Ltd. (a)	3,154,466	25,148,818
MP Materials Corp. (a)(c)	291,700	16,726,078
		146,698,486
TOTAL MATERIALS		420,372,447
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Prologis (REIT), Inc.	266,700	43,066,716
Welltower, Inc.	50,200	4,826,228
		47,892,944
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (b)	869,482	1,886,776
TOTAL REAL ESTATE		49,779,720
UTILITIES - 0.2%
Electric Utilities - 0.1%
ORSTED A/S (e)	107,900	13,506,006
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	146,600	6,020,862
TOTAL UTILITIES		19,526,868
TOTAL COMMON STOCKS (Cost $4,785,317,159)		8,377,959,512

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)	198,400	716,026
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(d)	181,657	5,690
Software - 0.0%
ASAPP, Inc. Series C (b)(d)	654,971	2,698,481
TOTAL INFORMATION TECHNOLOGY		2,704,171
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(d)	137,249	6,594,814
Series C3 (a)(b)(d)	171,560	8,243,458
Series C4 (a)(b)(d)	48,240	2,317,932
Series C5 (b)(d)	96,064	4,615,875
		21,772,079
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,617,827)		25,192,276

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (f)	20,519,064	20,523,168
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	43,610,305	43,614,666
TOTAL MONEY MARKET FUNDS (Cost $64,137,834)		64,137,834

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,869,072,820)	8,467,289,622
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(71,398,154)
NET ASSETS - 100.0%	8,395,891,468

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,828,800 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,521,406 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	4,320,909
Blu Investments LLC	5/21/20	25,138
Doma Holdings, Inc.	3/02/21	8,694,820
ElevateBio LLC Series C	3/09/21	832,288
Epic Games, Inc.	3/29/21	5,194,065
Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225
Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800
Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640
Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965
Innovid Corp.	6/24/21	4,325,570

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	8,407,342	436,548,154	424,432,328	14,582	-	-	20,523,168	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	18,613,591	100,696,910	75,695,835	14,552	-	-	43,614,666	0.1%
Total	27,020,933	537,245,064	500,128,163	29,134	-	-	64,137,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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